Sale of Blackwater (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Reconciliation of the loss on sale of Blackwater

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2018	1,262.7	367.6	1,191.4	127.2	2,948.9
Additions	87.3	43.5	75.5	103.5	309.8
Disposals	(0.2)	(0.1)	(6.7)	—	(7.0)
Transfers	101.3	—	—	(101.3)	—
Government grant(1)	—	(2.0)	—	—	(2.0)
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
Additions	57.7	85.7	68.3	88.2	299.9
Disposals	—	—	(9.1)	—	(9.1)
Transfers	60.6	—	—	(60.6)	—
Sale of Blackwater, net of retained mineral interest (Note 10)	—	(194.3)	(20.3)	—	(214.6)
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
ACCUMULATED DEPRECIATION
As at December 31, 2018	717.0	—	378.5	—	1,095.5
Depreciation for the year	114.4	—	114.9	—	229.3
Disposals	—	—	(3.1)	—	(3.1)
As at December 31, 2019	831.4	—	490.3	—	1,321.7
Depreciation for the period	77.7	—	112.0	—	189.7
Disposals	—	—	(7.2)	—	(7.2)
Sale of Blackwater (Note 10)	—	—	(6.6)	—	(6.6)
As at December 31, 2020	909.1	—	588.5	—	1,497.6
CARRYING AMOUNT
As at December 31, 2019	619.7	409.0	769.9	129.4	1,928.0
As at December 31, 2020	660.3	300.4	710.6	157.0	1,828.3
1.The province of British Columbia provides an incentive for exploration in British Columbia as a refundable tax credit. This refundable tax credit is treated as government assistance and reduces Mining Interests. For the year ended December 31, 2019, the Company received $2.0 million in refundable tax credits which was recorded as a reduction to Mining Interests.
Please see the table below for a reconciliation of the loss on sale of Blackwater:

(in millions of U.S. dollars)
Carrying value of assets and liabilities sold
Mineral interest	357.3
Reclamation and closure cost obligations	(10.3)
Less: Mineral interests retained through Blackwater stream	(150.0)
Carrying value of assets and liabilities sold	197.0
Proceeds received
Cash	106.0
Fair value of Artemis common shares	26.1
Receivable from Artemis (Note 5)	37.9
Transaction costs incurred	(3.2)
Total proceeds received, net of transaction costs	166.8
Loss on sale of Blackwater	(30.2)